CAPITAL LEASE OBLIGATION, Narrative (Details) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2015 vessel	Dec. 31, 2018	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 27, 2018 vessel	Sep. 30, 2018 containership	May 31, 2018 containership
Other Long-term Liabilities [Line Items]
Number of container vessels contracted to be chartered in | vessel	2					2
Term of lease or charter	15 years		7 years		15 years
Capital Leased Assets, Number of Units								4
Interest incurred on capital leases | $			$ 31.5	$ 8.6	$ 21.8
Number of year before option to buy vessel is available		6			6
10,600 TEU Containership [Member]
Other Long-term Liabilities [Line Items]
Capital Leased Assets, Number of Units							3
Minimum [Member]
Other Long-term Liabilities [Line Items]
Term of lease or charter		6 years	5 years
Maximum [Member]
Other Long-term Liabilities [Line Items]
Term of lease or charter		11 years